Non-financial assets and liabilities	6 Months Ended
Dec. 31, 2019
Non-financial Assets And Liabilities [Abstract]
Non-financial assets and liabilities

3 Non-financial assets and liabilities

(a) Inventories

	Consolidated entity
	31 December 2019			30 June 2019
		Non-			Non-
	Current	current	Total	Current	current	Total
	$	$	$	$	$	$
Raw materials and stores (Colostrum)	110,057	1,815,460	1,925,517	225,765	1,862,063	2,087,828
Work in progress	-	-	-	192,399	-	192,399
Finished goods (Travelan and Protectyn)	485,641	-	485,641	126,177	-	126,177
	595,698	1,815,460	2,411,158	544,341	1,862,063	2,406,404

There was no impairment of inventories recognised during half-year period 2020 nil (2019: nil) for stock obsolescence in the Statement of Profit or Loss and Other Comprehensive Income.

During the current financial period, management have performed an assessment on its raw materials and its utilisation within 12 months from reporting date and have determined $110,057 of raw materials relating to Colostrum will be consumed within 12 months and remaining balance of $1,815,460 will be consumed after 12 months from reporting date.

(b)  Property, plant and equipment

		Furniture,	Leased plant
	Plant and	fittings and	and
	equipment	equipment	equipment	Total
	$	$	$	$

Consolidated entity At 1 July 2019
Opening net book amount	17,120	20	115,977	133,117
Additions	-	864	-	864
Depreciation charge	(2,729)	(110)	(38,624)	(41,463)
Closing net book amount	14,391	774	77,353	92,518

(c) Leases

In January 2019 the group entered into a three-year commercial lease in Blackburn North. The lease is for the use of warehousing and office facilities.

(i) Amounts recognised in the balance sheet

	Consolidated entity
	31 December	30 June
	2019	2019
	$	$
Right-of-use assets[1]	77,353	-
Properties
	77,353	-
Lease liabilities[2]
Current	41,779	-
Non-current	38,369	-
	80,148	-

1.	Included in the line item 'property, plant and equipment' in the condensed consolidated balance sheet.

2.	Included in the line items 'other current liabilities' and 'other non-current liabilities' in the condensed consolidated balance sheet.

(ii)  Amounts recognised in the statement of profit or loss

	Consolidated entity
	31 December	31 December
	2019	2018
	$	$
Interest expense (included in finance costs)	2,346	-

(c) Leases (continued)

(iii) The group's leasing activities and how these are accounted for

The group's lease agreement does not impose any covenants, but leased assets may not be used as security for borrowing purposes.

Leases are recognised as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis.